Document and Entity Information Document	Mar. 05, 2021
Document Entity Information [Abstract]
Entity Central Index Key	0000006955
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	ENERPAC TOOL GROUP CORP
Entity Incorporation, State or Country Code	WI
Entity File Number	1-11288
Entity Tax Identification Number	39-0168610
Entity Address, Address Line One	N86 W12500 WESTBROOK CROSSING
Entity Address, City or Town	MENOMONEE FALLS,
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53051
City Area Code	262
Local Phone Number	293-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.20 per share
Trading Symbol	EPAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false